Annual Total Returns [BarChart] - Harbor Target Retirement 2055 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2015	(0.39%)
2016	6.47%
2017	24.09%
2018	(10.48%)
2019	28.97%
2020	20.79%